Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Remaining Outstanding Equity Warrants	As of June 30,2024, the remaining outstanding equity warrants are summarized in the table below:
Issuance date	In connection with	No. of warrants issued	Exercise price per ordinary share	No. of Ordinary shares underlying warrants
2022	Delta Drone Warrants*	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	97,500	$5.00	97,500
2023	IPO Consultant Warrants	144,606	$1.275	144,606

Schedule of the Stock Option Activity	A summary of the stock option activity for the six months ended June 30, 2024 is as follows:
	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2023	366,171	$1.275
Granted	-	$-
Forfeited	-	$-
Options outstanding as of June 30, 2024	366,171	$1.275
Options exercisable as of June 30, 2024	-	$-

Schedule of Black-Scholes Option-Pricing Model	The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023. The following assumptions were applied in determining the options’ fair value on their grant date:
2023
Risk-free interest rate	4.51%-4.67%
Expected option term (years)	3.8-5
Expected share price volatility	61.1%-66.3%
Dividend yield	-